Business combinations (Tables)	12 Months Ended
Jun. 30, 2020
Business Combinations1 [Abstract]
Schedule of business combinations
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	9,024
Fair value of deferred consideration	1,889
Fair value of equity consideration	3,110
Total consideration transferred	14,023
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	6,955
Other intangible assets	1,030
Property, plant and equipment	128
Right-of-use asset	1,136
Deferred tax asset	604
Trade and other receivables	2,611
Cash and cash equivalents	801
Borrowings	(956)
Trade and other payables	(1,501)
Corporation tax payable	(310)
Lease liability	(1,136)
Deferred tax liability	(2,540)
Fair value of identifiable net assets	6,822
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	15,976
Fair value of deferred consideration	1,677
Fair value of equity consideration	847
Fair value of credit loss utilisation refund consideration	215
Total consideration transferred	18,715
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	2,547
Intangible asset - Trade name	272
Intangible asset - Supplier relationships	120
Other intangible assets	9
Property, plant and equipment	82
Right-of-use asset	548
Deferred tax asset	225
Trade and other receivables	2,054
Cash and cash equivalents	2,488
Corporation tax receivable	247
Trade and other payables	(2,041)
Lease liability	(539)
Deferred tax liability	(558)
Fair value of identifiable net assets	5,454
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	15,214
Property, plant and equipment	932
Trade and other receivables	6,045
Cash and cash equivalents	2,341
Trade and other payables	(3,791)
Corporation tax payable	(39)
Deferred tax liability	(27)
Fair value of identifiable net assets	20,675
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	28,586
Fair value of deferred consideration	4,198
Fair value of contingent consideration	10,933
Fair value of tax refund consideration	1,170
Total consideration transferred	44,887

Schedule of goodwill arising from acquisition
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	44,887
Fair value of identifiable net assets	(20,675)
Goodwill	24,212
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,023
Fair value of identifiable net assets	(5,454)
Goodwill	8,569
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	18,715
Fair value of identifiable net assets	(6,822)
Goodwill	11,893

Schedule of business acquisition, pro-forma information
Revenue and Profit of Velocity Partners from Acquisition Date to 30 June 2018

£’000
Revenue	15,281
Profit	2,635
Management’s estimate of Revenue and Profit of Velocity Partners for the reporting period ended 30 June 2018 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	30,383
Profit	4,327
Revenue and Loss of Intuitus from Intuitus Acquisition Date to 30 June 2020

£’000
Revenue	3,368
Loss	267
Management’s estimate of Revenue and Loss of Intuitus for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	5,222
Loss	465
Revenue and Loss of Exozet from the Exozet Acquisition Date to 30 June 2020

£’000
Revenue	8,054
Loss	100
Management’s estimate of Revenue and Profit of Exozet for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	15,623
Profit	501

Schedule of acquisition related costs
Acquisition Related Costs

£’000
Legal and professional fees	620
Acquisition Related Costs

£’000
Legal and professional fees	1,233
Acquisition Related Costs

£’000
Legal and professional fees	208
Stamp duty	70
Total	278